Fair Value of Financial Assets and Liabilities - Schedule of Fair Value Measurement of Financial Assets and Liabilities (Recurring) (Detail) - CLP ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
ASSETS
Financial assets		$ 22,617,981
Recurring Fair Value Measurement [Member] | IFRS9 [member]
ASSETS
Financial assets	$ 6,803,540	8,536,412
LIABILITIES
Financial liabilities	2,377,921	3,673,591
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Forward Contract [Member] | Derivative Financial Instruments Liabilities [member]
LIABILITIES
Financial liabilities	175,051	433,863
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Swap contract [member] | Derivative Financial Instruments Liabilities [member]
LIABILITIES
Financial liabilities	2,201,695	3,238,371
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Call options [member] | Derivative Financial Instruments Liabilities [member]
LIABILITIES
Financial liabilities	928	271
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Put options [member] | Derivative Financial Instruments Liabilities [member]
LIABILITIES
Financial liabilities	247	1,086
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Trading Portfolio Financial Assets [member] | Financial instruments at fair value through profit and loss [member]
ASSETS
Financial assets	301,239	582,710
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Trading Portfolio Financial Assets [member] | Chilean Central Bank Securities [member]
ASSETS
Financial assets	49,811	108,042
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Trading Portfolio Financial Assets [member] | Other Instruments Issued in Chile [Member]
ASSETS
Financial assets	110	271
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Trading Portfolio Financial Assets [member] | Foreign government and central bank instruments [member]
ASSETS
Financial assets	210,008	432,178
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Trading Portfolio Financial Assets [member] | Other securities issued abroad [member]
ASSETS
Financial assets	2,372	4,861
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Trading Portfolio Financial Assets [member] | Investments in mutual funds [member]
ASSETS
Financial assets	38,123	35,017
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Trading Portfolio Financial Assets [member] | Other investments at fair value through profit or loss [member]
ASSETS
Financial assets	815	2,341
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Trading Portfolio Financial Assets [member] | Financial instruments at FVTOCI [member]
ASSETS
Financial assets	3,914,198	3,970,899
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial Investments Available-for-Sale [member] | Foreign government and central bank instruments [member]
ASSETS
Financial assets	334,591	217,185
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial Investments Available-for-Sale [member] | Other securities issued abroad [member]
ASSETS
Financial assets	177,312	394,691
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial Investments Available-for-Sale [member] | Chilean Central Bank and Government Securities [member]
ASSETS
Financial assets	3,248,822	3,056,179
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial Investments Available-for-Sale [member] | Other securities issued in Chile [member]
ASSETS
Financial assets	143,049	296,665
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial Investments Available-for-Sale [member] | Other investments at fair value through other comprehensive income [member]
ASSETS
Financial assets	10,424	6,179
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial derivative contracts [member]
ASSETS
Financial assets	2,588,103	3,982,803
LIABILITIES
Financial liabilities	2,377,921	3,673,591
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Derivative financial instruments [member] | Forward Contract [Member]
ASSETS
Financial assets	191,385	472,208
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Derivative financial instruments [member] | Swap contract [member]
ASSETS
Financial assets	2,396,062	3,509,315
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Derivative financial instruments [member] | Call options [member]
ASSETS
Financial assets	498	195
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Derivative financial instruments [member] | Put options [member]
ASSETS
Financial assets	$ 158	$ 1,085